Document and Entity Information	Dec. 17, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001322439
Document Type	8-K
Document Period End Date	Dec. 17, 2020
Entity Registrant Name	Eagle Bulk Shipping Inc.
Entity Incorporation State Country Code	1T
Entity File Number	001-33831
Entity Tax Identification Number	98-0453513
Entity Address, Address Line One	300 First Stamford Place
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	(203)
Local Phone Number	276-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	EGLE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false